Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Volumetric Obligation [Member]
Schedule Of Financial and Volumetric Obligations

Natural Gas Contracts
Years	(In Decatherms)

2012 - 2013	2,225,059
2013 - 2014	317,864

Total	2,542,923

Financial Obligation [Member]
Schedule Of Financial and Volumetric Obligations

Pipeline
and Storage
Year	Capacity

2012 - 2013	$11,439,832
2013 - 2014	10,400,771
2014 - 2015	4,788,917
2015 - 2016	2,982,140
2016 - 2017	2,880,105
Thereafter	3,984,337

Total	36,476,102